Loans - Impaired Loans by Class of Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Impaired loans without related allowance, Recorded Investment	$ 1,052	$ 3,371
Total impaired loans, Recorded Investment	3,881
Impaired loans without related allowance, Unpaid Principal Balance	2,030	4,665
Total impaired loans, Unpaid Principal Balance	4,859
Impaired loans without related allowance, Average Recorded Investment	1,794	2,077
Impaired loans with related allowance, Recorded Investment	2,829
Impaired loans with related allowance, Unpaid Principal Balance	2,829
Total impaired loans, Related Allowance	873
Impaired loans with related allowance, Average Recorded Investment	566
Total impaired loans, Average Recorded Investment	2,360
Commercial, Financial, and Agricultural [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without related allowance, Recorded Investment		27
Impaired loans without related allowance, Unpaid Principal Balance		236
Impaired loans without related allowance, Average Recorded Investment	24	2
Total impaired loans, Average Recorded Investment	24
Real Estate - Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without related allowance, Recorded Investment	1,052	3,344
Total impaired loans, Recorded Investment	2,078
Impaired loans without related allowance, Unpaid Principal Balance	2,030	4,429
Total impaired loans, Unpaid Principal Balance	3,056
Impaired loans without related allowance, Average Recorded Investment	1,770	2,075
Impaired loans with related allowance, Recorded Investment	1,026
Impaired loans with related allowance, Unpaid Principal Balance	1,026
Total impaired loans, Related Allowance	350
Impaired loans with related allowance, Average Recorded Investment	205
Total impaired loans, Average Recorded Investment	1,975
Real Estate - Construction [Member]
Financing Receivable, Impaired [Line Items]
Total impaired loans, Recorded Investment	198
Total impaired loans, Unpaid Principal Balance	198
Impaired loans with related allowance, Recorded Investment	198
Impaired loans with related allowance, Unpaid Principal Balance	198
Total impaired loans, Related Allowance	50
Impaired loans with related allowance, Average Recorded Investment	40
Total impaired loans, Average Recorded Investment	40
Receivables Factoring [Member]
Financing Receivable, Impaired [Line Items]
Total impaired loans, Recorded Investment	1,605
Total impaired loans, Unpaid Principal Balance	1,605
Impaired loans with related allowance, Recorded Investment	1,605
Impaired loans with related allowance, Unpaid Principal Balance	1,605
Total impaired loans, Related Allowance	473
Impaired loans with related allowance, Average Recorded Investment	321
Total impaired loans, Average Recorded Investment	$ 321